CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Revenue:
Real estate sales, net of sales taxes of US$21,125,556 for the six months ended June 30, 2013 and US$22,525,960 for the six months ended June 30, 2014	$ 381,174,422	$ 359,901,522
Real estate lease income	1,127,431	664,531
Other revenue	10,933,770	7,346,491
Total revenue	393,235,623	367,912,544
Costs of revenue:
Cost of real estate sales	(277,296,260)	(233,389,474)
Cost of real estate lease income	(1,722,011)	(977,025)
Other costs	(11,589,924)	(7,993,986)
Total costs of revenue	(290,608,195)	(242,360,485)
Gross profit	102,627,428	125,552,059
Selling and distribution expenses	(13,637,694)	(5,647,632)
General and administrative expenses	(42,751,303)	(21,450,704)
Operating income	46,238,431	98,453,723
Interest income	3,957,696	4,512,194
Interest expense	(16,058,017)	(4,844,345)
Net realized gain on short-term investments	496,839	0
Unrealized loss on short-term investments	(90,056)	0
Other income	3,109,124	0
Share of loss in an equity investee	(418,304)	0
Income from operations before income taxes	37,235,713	98,121,572
Income taxes	(15,763,194)	(32,145,317)
Net income	21,472,519	65,976,255
Net income attributable to non-controlling interest	0	0
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	21,472,519	65,976,255
Earnings per share:
Basic	$ 0.14	$ 0.46
Diluted	$ 0.13	$ 0.46
Shares used in computation:
Basic	154,136,492	142,437,384
Diluted	180,094,704	144,627,932
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustments	(10,031,489)	14,249,738
Comprehensive income	11,441,030	80,225,993
Less: comprehensive income attributable to non-controlling interest	0	0
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	$ 11,441,030	$ 80,225,993